INVENTORIES	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 6 – INVENTORIES

The Company’s inventories consisted of the followings at March 31, 2018 and December 31, 2017:

	March 31, 2018	December 31, 2017
Raw materials	$46,880	$46,880
Finished goods	7,582	10,377
	$54,462	$57,257

NOTE 6 - INVENTORIES

The Company’s inventories consisted of the followings at December 31, 2017 and 2016:

	2017	2016
Raw materials	$46,880	$52,363
Finished goods (isolates, tinctures and capsules, etc.)	10,377	10,722
	$57,257	$63,085